Assets and liabilities of disposal group held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets And Liabilities Of Disposal Group Held For Sale [Abstract]
Schedule of assets of disposal group classified as held for sale
	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands

Cash and cash equivalents	-	5,753
Trade receivables	-	298
Other receivables	-	604
Restricted cash	-	1,826
Fixed assets, net	-	70,186
Right-of-use asset, net	-	2,994

	-	81,661

Schedule of liabilities of disposal group classified as held for sale
	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands

Trade payables	-	18
Other payables	-	6,015
Loans from banks and other financial institutions	-	36,975
Loans from non-controlling interests	-	141
Lease liability	-	2,789
Excess of liabilities over assets in investees	-	697

	-	46,635